Revenue and Other Income (Tables)	12 Months Ended
Jun. 30, 2026
Revenue and Other Income [Abstract]
Schedule of Revenue and Other Income
		30 June 2026	30 June 2025	30 June 2024
	Notes	A$	A$	A$
Revenue
Revenue from Operating Activities
Revenue from contracts with customers at a point in time		7,713,601	7,287,002	4,902,865
Total Revenue from Operating Activities		7,713,601	7,287,002	4,902,865

Grant Income
Australian R&D tax incentive refund		782,313	1,110,577	764,981
MTEC R&D grant		-	146,252	2,599,458
HJF R&D grant		339,819	124,164	-
EMDG grant		-	-	28,000
Other income		47,737	30,512	15,760
Total Grant Income		1,169,869	1,411,505	3,408,199

Other Gains/(Losses) – Net
Fair value losses to financial assets	8 (c)(ii)	-	-	(557,676)
Net foreign exchange gains/(losses)		(285,115)	12,183	(27,603)